Perferred stock and Stockholders's Deficit - Additional Information (Details) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Temporary Equity And Permanent Equity [Line Items]
Proceeds from Issuance of Redeemable Preferred Stock						$ 57,387	$ 10,625
Cumulative Amount Received From Redeemable Convertible Preferred Stock						$ 68,012
Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Notes Receivable Term						3 years
Maximum [Member] | Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Related Party Transaction, Rate						2.70%
Minimum [Member] | Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Related Party Transaction, Rate						1.40%
Series B Redeemable Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary Equity Stock Shares Issued During The Period Shares					571	787	145,747
Proceeds from Issuance of Redeemable Preferred Stock					$ 41,609,000		$ 10,625,000
Temporary Equity Issue Price Per Share						$ 72.90	$ 72.90
Temporary Equity Dividend Per Share						4.37	4.37
Temporary Equity, Liquidation Preference Per Share						$ 72.90	$ 72.90
Voting Percentage In Terms Of Shareholding Needed For The Conversion Of Preferred Stock Into Common Stock						60.00%	60.00%
Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Stock Repurchased During Period, Shares						0	0
Stock Issued During Period, Shares, New Issues						0
Common Stock [Member] | Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Stock Issued During Period, Shares, Purchase of Assets						196
Notes Receivable, Related Parties						$ 95
Stock Issued During Period, Value, Purchase of Assets						$ 95
Common Class A [Member]
Temporary Equity And Permanent Equity [Line Items]
Common Stock, Voting Rights						one	one
Stock Issued During Period, Shares, New Issues	189,000	509,000	47,000	12,000		495,000	448,000
Common Class B [Member]
Temporary Equity And Permanent Equity [Line Items]
Common Stock, Voting Rights						twenty	twenty
Series A Redeemable Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary Equity Dividend Per Share						$ 2.45	$ 2.45
Temporary Equity, Liquidation Preference Per Share						$ 40.95	$ 40.95
Voting Percentage In Terms Of Shareholding Needed For The Conversion Of Preferred Stock Into Common Stock						60.00%	60.00%
Forecast [Member] | Minimum [Member] | Condition For The Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Proceeds from Issuance Initial Public Offering						$ 75,000	$ 75,000
Warrants To Purchase Series A Redeemable Convertible Preferred StocK [Member]
Temporary Equity And Permanent Equity [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						6,859
Class Of Warrants Or Rights Month Of Expiry						2028-04